Finance Lease Receivables - Schedule of Aging of Past-Due Finance Lease Receivable (Detail) - Financial Lease Receivable [Member]	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		¥ 64,450,955	¥ 72,129,177
Current		613,434,549	1,114,525,651
Total	$ 97,372,160	677,885,504	1,186,654,828
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		33,811,033	28,615,122
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		13,502,906	16,647,141
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		8,766,976	11,380,743
Financing Receivables, 90 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		4,325,421	6,484,050
Financing Receivables 120 To 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		2,306,750	6,107,653
Financing Receivables 150 To 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		¥ 1,737,869	¥ 2,894,468